Vendor-take-back loan (Tables)	12 Months Ended
Dec. 31, 2022
Vendor-take-back Loan
The following tables shows the movement of the VTB during the year:

The following tables shows the movement of the VTB during the year:

Amount

Balance, January 1, 2021	$5,559,250
Interest	255,792
Accretion	27,046
Repayments	(6,158,329)
Loss on settlement of vendor-take-back loan	316,241
Balance, December 31, 2021 and 2022	$-